Acquisitions and Other Business Activities (Schedule of allocation of purchase price to assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands	Jul. 14, 2014	Aug. 15, 2013
MakerBot [Member]
Cash and cash equivalents		$ 3,405
Accounts receivable - Trade		878
Accounts receivable - Other		923
Deferred tax assets		5,964
Inventories		10,314
Property, plant and equipment		4,658
Goodwill		372,008
Intangible assets		168,386
Other non-current assets		7,068
Total assets acquired		573,604
Accounts payable & other liabilities		6,581
Unearned revenue		4,075
Deferred tax liabilities		69,120
Other non-current liabilities		178
Total liabilities assumed		79,954
Net assets acquired		$ 493,650
Solid Concepts Inc [Member]
Cash and cash equivalents	$ 3,225
Accounts receivable	7,995
Inventories	2,391
Other assets	2,962
Property, plant and equipment	13,952
Other intangible assets	38,320
Goodwill	125,433
Total assets acquired	194,278
Accounts payable	3,055
Accrued expenses and other current liabilities	5,290
Total liabilities assumed	8,345
Non controlling interest	519
Net assets acquired	$ 185,414